GUIDESTONE FUNDS

Supplement dated April 10, 2015

to

Prospectus dated May 1, 2014

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.        CHANGES TO MANAGEMENT OF THE FUNDS

Effective March 31, 2015, Rodric E. Cummins no longer serves as an officer and portfolio manager to GuideStone Funds. All references to Rodric E. Cummins are deleted in their entirety.

All references to Matt L. Peden, CFA, Vice President and Investment Officer are deleted in their entirety and replaced with Matt L. Peden, CFA, Vice President and Chief Investment Officer.

II.        PRINCIPAL INVESTMENT RISK CHANGES FOR THE MYDESTINATION 2035

FUND, MYDESTINATION 2045 FUND AND MYDESTINATION 2055 FUND

Under the section disclosing “Principal Investment Risks”, the following disclosure is added following the fifth bullet for each of the MyDestination 2035 Fund (page 20), MyDestination 2045 Fund (page 24), and MyDestination 2055 Fund (page 28):

•	To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

III.        PRINCIPAL STRATEGY CHANGES TO THE

GROWTH ALLOCATION FUND AND GROWTH ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies”, the charts containing the target and potential ranges for each of the Growth Allocation Fund (page 39) and Growth Allocation Fund I (page 54) are deleted in their entirety and replaced with the following:

	Target	Range
Fixed Income Select Funds(1)(2)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	6%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	40%	25-55%
Value Equity	18%	10-30%
Growth Equity	18%	10-30%
Small Cap Equity	4%	0-10%

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	Target	Range
Non-U.S. Equity Select Funds(2)	25%	12-45%
International Equity	20%	10-30%
Emerging Markets Equity Fund	5%	2-15%

Real Assets Select Funds(2)	10%	5-25%
Real Estate Securities	4%	0-10%
Global Natural Resources Equity	6%	2-15%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

IV.        PRINCIPAL INVESTMENT RISK CHANGES TO THE

GROWTH ALLOCATION FUND AND GROWTH ALLOCATION FUND I

Under the section disclosing “Principal Investment Risks”, the following disclosure is added following the sixth bullet for each of the Growth Allocation Fund (page 39) and Growth Allocation Fund I (page 54):

•	To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

V.        PRINCIPAL INVESTMENT RISK CHANGES TO THE AGGRESSIVE

ALLOCATION FUND AND AGGRESSIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Risks”, the following disclosure is added following the eighth bullet for each of the Aggressive Allocation Fund (page 43) and Aggressive Allocation Fund I (page 58):

•	To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

VI.        SUB-ADVISER CHANGE FOR THE INTERNATIONAL EQUITY FUND

Effective March 30, 2015, Philadelphia International Advisors, Inc. (“PIA”) no longer serves as sub-adviser to the International Equity Fund. All references to PIA herein are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated April 10, 2015

to

Statement of Additional Information (“SAI”) dated May 1, 2014

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I.        CHANGES TO MANAGEMENT OF THE FUNDS

Effective March 6, 2015, Cherika N. Latham no longer serves as an officer to GuideStone Funds. All references to Cherika N. Latham are deleted in their entirety.

Effective March 31, 2015, Rodric E. Cummins no longer serves as an officer and portfolio manager to GuideStone Funds. All references to Rodric E. Cummins are deleted in their entirety.

Effective March 31, 2015, Jeffrey P. Billinger no longer serves as an officer to GuideStone Funds. All references to Jeffrey P. Billinger are deleted in their entirety.

Under the heading, “Management of the Funds”, on page 40, the following information is added to the portion of the table listing the Officers Who Are Not Trustees:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
OFFICERS WHO ARE NOT TRUSTEES
Harold R. Loftin, Jr. (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Legal Officer and Secretary	Since 2015*	Vice President, General Counsel and Secretary, GuideStone Financial Resources, 2014 – present; Associate Counsel Fiduciary and Corporate Services, GuideStone Financial Resources, 2013 – 2014; Counsel, Dentons, 2011 – 2013; Trial Attorney, U.S. Securities and Exchange Commission, 2000 - 2011	N/A	N/A

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Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Patrick Pattison (1974) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2015**	Chief Accounting Officer, GuideStone Financial Resources, 2015 – present; Director of Financial Reporting & Process Review, GuideStone Financial Resources, 2008 – 2015	N/A	N/A
Matt L. Peden (1967) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2015***	Vice President and Chief Investment Officer, GuideStone Financial Resources, 2015 – present; Director of Portfolio Management, GuideStone Financial Resources, 2010 – 2015	N/A	N/A
*Effective	March 7, 2015.
**Effective	April 1, 2015.
***Effective	March 31, 2015.

Under the section entitled, “The Board’s Committees”, on page 45, the first paragraph is deleted in its entirety and replaced with the following:

Currently, the Board has an Audit Committee, Compliance and Risk Committee, Investment Management Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

Under the section entitled, “The Board’s Committees”, on page 45, the following disclosure is added after the sub-heading entitled Audit Committee:

Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Messrs. Eddy, Evans, Franklin and Hartis, the majority of which are Independent Trustees. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the chief compliance officer of the Trust and the full Board when necessary and appropriate. The Board approved the creation of the Compliance and Risk Committee on February 27, 2015, and as such, there were no meetings held during the fiscal year ended December 31, 2014.

Under the section entitled “The Board’s Committees”, under the sub-heading for Nominating Committee, on page 46, the second paragraph is deleted in its entirety and replaced with the following:

Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Trustee candidates in writing to the attention of Harold R. Loftin, Jr., Chief Legal Officer and Secretary, GuideStone Funds, 2401 Cedar Springs Road, Dallas, Texas 75201-1498.

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II. SUB-ADVISER CHANGE FOR THE INTERNATIONAL EQUITY FUND

Effective March 30, 2015, Philadelphia International Advisors, Inc. (“PIA”) no longer serves as sub-adviser to the International Equity Fund. All references to PIA herein are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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